ACCOUNTS RECEIVABLE (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Account receivables pledged amount	$ 36,700,000	$ 38,300,000
Billed accounts receivables	46,395,173	33,139,714
Unbilled accounts receivables	$ 7,701,359	$ 15,435,722